RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Balances with related parties:

	December 31,
	2014	2013

Other accounts payable	$-	$5

Related parties' expenses:
	Year ended
	December 31,
	2014	2013	2012
Amounts charged to:

General and administrative expense	$332	$268	$119

Financial expense	$-	$-	$60